Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 146,413		¥ 53,239
Less: Accumulated depreciation and amortization	[1]	(38,165)		(15,610)
Property, equipment and software, net		108,248	$ 16,637	37,629
Computer and Electronic Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		81,059		31,611
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		12,498		2,899
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		45,268		14,031
Software
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 7,588		¥ 4,698

[1]	(1)Depreciation and amortization expenses for the years ended December 31, 2015, 2016 and 2017 was RMB3,252, RMB12,086 and RMB22,555, respectively.